Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
OTHER INTANGIBLE ASSETS

9. OTHER INTANGIBLE ASSETS

Other intangible assets consisted of the following:

December 31, 2011	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	882	(723)	159
Contractual customer relationships	488	(171)	317
Purchased software	358	(291)	67
Construction in progress	87	—	87
Other intangible assets	99	(84)	15

Total	1,914	(1,269)	645

December 31, 2010	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	827	(609)	218
Contractual customer relationships	488	(122)	366
Purchased software	309	(256)	53
Construction in progress	82	—	82
Other intangible assets	91	(79)	12

Total	1,797	(1,066)	731

The line “Construction in progress” in the table above includes internally developed software under construction and software not ready for use.

The line “Other intangible assets” consists primarily of internally developed software. The amortization expense on capitalized software costs in 2011, 2010 and 2009 was $33 million, $30 million and $20 million, respectively.

The amortization expense in 2011, 2010 and 2009 was $211 million, $207 million and $208 million, respectively.

The estimated amortization expense of the existing intangible assets for the following years is:

Year
2012	184
2013	109
2014	84
2015	60
2016	53
Thereafter	155
Total	645